Debt (Details 1) (USD $)	Sep. 30, 2014		Dec. 31, 2013	Dec. 31, 2012
Summary of future principal repayments of all loans
2014	$ 468,000		$ 1,483,643
2015	1,932,000		1,576,752
2016	39,745,000	[1]	38,564,155
2017	23,198,000	[2]	2,000,769
2018	5,347,000		347,428,301
Thereafter	553,618,000	[3]	104,980,189
Total principal	624,308,000		496,033,809
Unamortized debt premium	1,934,000		313,583
Total debt	$ 626,242,000		$ 496,347,392	$ 194,812,288

[1]	Amount includes payment of the balances of the LTI and TransDigm property mortgage loans which mature in 2016. Principal repayments on both mortgage loans do not include the unamortized valuation premium of $0.2 million.
[2]	Amount includes payment of the balance of the Plainfield property mortgage loan which matures in 2017.
[3]	Amount includes payment of the balances of:•the TW Telecom Loan and the Unsecured Term Loan, both of which mature in 2019,•the Midland Mortgage Loan and Emporia Partners Mortgage Loan, both of which mature in 2023, •the Ace Hardware Mortgage Loan, which matures in 2024, and •the AIG Loan, which matures in 2029.